Related Party Transactions (Details Narrative) - USD ($)		12 Months Ended
	Feb. 15, 2022	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Research and Development Expense		$ 1,147,000	$ 1,226,000
GRDG Science LLC [Member]
Related Party Transaction [Line Items]
Expected funding periodic, amount		25,000	43,000
Research and Development Expense		447,000	546,000
DSS Inc. [Member]
Related Party Transaction [Line Items]
Labor and Related Expense		12,000
General and Administrative Expense		144,000	$ 98,000
Sharing Services Global Corp [Member]
Related Party Transaction [Line Items]
Revenues		$ 94,000
Global and BioLife Sciences [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	20.00%
Sale of royalty, percentage	20.00%